Vanguard® Target Retirement 2030 Fund
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Investment Companies (99.3%)
U.S. Stock Fund (35.3%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	119,253,592	40,312,484
International Stock Fund (23.9%)
	Vanguard Total International Stock Index Fund Investor Shares	995,387,197	27,343,286
U.S. Bond Funds (28.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	3,302,729,394	31,408,957
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	46,119,289	1,162,206
			32,571,163
International Bond Fund (11.6%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	509,534,618	13,293,758
Total Investment Companies (Cost $74,434,835)			113,520,691
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 3.682% (Cost $717,352)	7,175,421	717,471
Total Investments (100.0%) (Cost $75,152,187)			114,238,162
Other Assets and Liabilities—Net (0.0%)			52,653
Net Assets (100%)			114,290,815

Cost is in $000.

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2026	4,122	452,969	1,543
E-mini S&P 500 Index	September 2026	822	310,233	2,003
				3,546

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2026, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D. Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	684,181	NA1	NA1	(11)	(64)	19,959	—	717,471
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,012	1,192,595	34,741	(39)	3,379	3,462	—	1,162,206
Vanguard Total Bond Market II Index Fund	28,944,719	4,343,774	1,462,478	13,784	(430,842)	898,370	—	31,408,957
Vanguard Total International Bond II Index Fund	12,094,817	1,870,712	465,681	(4,978)	(201,112)	429,908	—	13,293,758
Vanguard Total International Stock Index Fund	26,342,216	1,128,254	4,258,491	879,602	3,251,705	606,006	—	27,343,286
Vanguard Total Stock Market Index Fund	38,526,222	858,458	3,881,921	2,068,400	2,741,325	340,991	—	40,312,484
Total	106,593,167	9,393,793	10,103,312	2,956,758	5,364,391	2,298,696	—	114,238,162

1	Not applicable—purchases and sales are for temporary cash investment purposes.